Sales and marketing expenses	3 Months Ended
Mar. 31, 2021
Sales and marketing expenses
Sales and marketing expenses	16.Sales and marketing expenses

	March 31, 2021	March 31, 2020
Consulting	$87,000	$74,897
Marketing	983,416	35,799
Salaries	731,955	149,715
	$1,802,371	$260,411